Subsequent Events (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Subsequent Events [Line Items]
Initial business combination period	36 months
Shareholder sale (in Shares) | shares	22,500,000
Cash amount	$ 125,000,000
CMR Merger Agreement [Member]
Subsequent Events [Line Items]
Cash amount	$ 50,000,000